Acquisition of Business (Tables)	12 Months Ended
Jan. 31, 2022
Business Combinations [Abstract]
Schedule of net assets acquired
Fair value
Recognized on
Acquisition
Common stock issued	$6,085,180
Note payable issued	1,332,893
$7,418,073

Cash	$66,994
Accounts receivable	1,761
Inventory	42,613
Equipment and fixtures	1,056,935
Customer base	177,600
Intellectual property and trademarks	583,200
Goodwill	5,810,640
Accounts payable and accrued expenses	(26,104)
Deferred revenue	(26,851)
Debt	(268,715)
Net assets acquired	$7,418,073

Schedule of unaudited pro forma condensed financial information
	Year Ended January 31,
	2021
	As Reported	Proforma
Net revenue	$943,702	$1,369,761

Net loss	(2,932,828)	(3,001,178)

Loss per common share - basic and diluted	(0.51)	(0.52)